December 30, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A (File Nos. 333-129342, 811-21829)

Ladies and Gentlemen:

Attached for filing on behalf of BBH Trust (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940 is post-effective amendment no. 96 (“PEA No. 96) to the Trust’s registration statement on Form N-1A (the “Amendment”).

The purpose of the Amendment is to add certain investments to the principal investment strategy of the BBH Limited Duration Fund, BBH Intermediate Municipal Bond Fund, BBH Income Fund, and BBH Partner Fund – Select Short Term Assets. The staff last reviewed and commented on the disclosure for the BBH Limited Duration Fund, BBH Intermediate Municipal Bond Fund, and BBH Income Fund in connection with their annual update 485(a) filing on December 30, 2020 (Post-Effective Amendment No. 90). The staff last reviewed and commented on the disclosure for the BBH Partner Fund – Select Short Term Assets in connection with its initial 485(a) filing on October 8, 2020 (Post-Effective Amendment No. 88). Therefore, the Trust is requesting selective review of PEA No. 96.

If you have any questions or comments concerning the Amendment, please contact me at (617) 772-1378.

Very truly yours,

/s/ Brian J. Carroll

Brian J. Carroll

Secretary

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